Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Maintenance	¥ 54,569	¥ 55,737	¥ 53,852
Impairment loss of doubtful accounts	4,635	3,392	3,734
Write-down of inventories	155	297	282
Amortization of other intangible assets	1,609	515	499
Operating lease charges
- land and buildings	11,439	11,453	11,628
- others	4,663	3,698	4,248
Loss/(gain) on disposal of property, plant and equipment	8	8	(180)
Write-off and impairment of property, plant and equipment	1,250	12,593	7,216
Power and utilities expenses	32,032	30,518	29,461
Operation support and research and development expenses	44,001	38,016	32,296
Auditors' remuneration
- audit services	108	107	103
- tax services	3	3	1
- other services	6	12	9
Other operating expenses - others	19,751	25,894	23,924
Other operating expenses	¥ 174,229	¥ 182,243	¥ 167,073